1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

January 13, 2012

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               SEI Institutional Investments Trust Post-Effective Amendment No. 58 Statement on Form N-1A (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 58 to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, for the purpose of introducing one new series of the Trust, the Small Cap II Fund.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:                                 Ms. Julie Vossler